SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated under the laws of the Cayman Islands on September 13, 2021. The original authorized share capital of the Company was $50,000 divided into 500,000,000 shares, comprised of (i) 450,000,000 ordinary shares, par value $0.0001 per share, and (ii) 50,000,000 preferred shares, par value $0.0001 per share. The 50,000,000 preferred shares have not been issued. The Company issued 450,000,000 ordinary shares with par value of $0.0001 per share to its shareholders prior to the reverse split as described below.

On June 8, 2022, the Company’s shareholders approved (i) an increase in the Company’s authorized share capital from $50,000 to $999,000, divided into 888,000,000 shares, comprised of 883,000,000 ordinary shares, par value $0.001125 per share, and 5,000,000 preferred shares, par value $0.001125 per share, (ii) a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.

As a result of such corporate actions, (i) the number of the Company’s authorized preferred shares has been reduced from the original 50,000,000 shares to 5,000,000 shares at par value of $0.001125 per share, none of which preferred shares have been issued and outstanding and (ii) the number of authorized ordinary shares has been increased from 450,000,000 shares to 883,000,000 shares, and the number of issued and outstanding ordinary shares has been reduced from the original 450,000,000 shares to 40,000,000 shares at par value of $0.001125 per share. Unless otherwise indicated, all references to preferred shares, ordinary shares, options to purchase ordinary shares, share data, per share data, and related information have been retroactively adjusted, where applicable, to reflect the above-mentioned reverse split and share capital change as if it had occurred at the beginning of the earlier period presented (see Note 1).

At the 2024 annual general meeting of shareholders of the Company held on June 27, 2024, the shareholders of the Company approved and adopted, among other resolutions, (1) as an ordinary resolution, to authorize, establish, and designate two new classes of ordinary shares of the Company, being Class A Ordinary Shares and Class B Ordinary Shares; and (2) as an ordinary resolution, to redesignate: (i) the 12,800,000 authorized and issued Ordinary Shares held by Nevis International B & T Sdn Bhd (the “Nevis Shares”) as Class B Ordinary Shares; (ii) 161,704,984 of the authorized and issued Ordinary Shares, not including the Nevis Shares, as Class A Ordinary Shares; and (iii) 708,495,016 of the authorized but unissued Ordinary Shares as Class A Ordinary Shares. Pursuant to the resolutions, (i) holders of Class A Ordinary Shares and Class B Ordinary Shares will have the same rights except for voting and conversion rights; (ii) in respect of all matters subject to vote at general meetings of the Company, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 100 votes per one Class B Ordinary Share; (iii) the Class A Ordinary Shares will not be convertible into shares of any other class; and (iv) the Class B Ordinary Shares will be convertible into Class A Ordinary Shares at any time after issuance at the option of the holder, and each one Class B Ordinary Share will be convertible into 10 Class A Ordinary Shares.

The Company effect a consolidation of all of the Company’s (i) authorized issued and unissued Class A ordinary shares, (ii) authorized, issued and unissued Class B ordinary Shares, and (iii) authorized and unissued preferred shares on a 16:1 basis (the “Share Consolidation”), which was approved by the Company’s board of directors on September 9, 2024, and approved by the Company’s shareholders on October 23, 2024. With effect immediately following the Share Consolidation, the Company’s authorized share capital was increased from US$999,000 divided into 55,500,000 shares to US$9,990,000 divided into 555,000,000 shares. As a result of the Share Consolidation, each of (i) the 870,200,000 authorized Class A ordinary shares, issued and unissued, in the Company of US$0.001125 par value were automatically consolidated into to 54,387,500 Class A ordinary shares of US$0.018 par value each, (ii) the 12,800,000 authorized and issued Class B ordinary shares in the Company of US$0.001125 par value were automatically consolidated into 800,000 Class B ordinary shares of US$0.018 par value each, and (iii) the 5,000,000 authorized and unissued preferred shares in the Company of US$0.001125 par value were automatically consolidated into 312,500 preferred shares of US$0.018 par value each, without any action on the part of the shareholders.

Underwriter Representative Warrants

In connection with the Company’s IPO, the Company issued warrants to the underwriter, to purchase 376,250 ordinary shares (pre-reverse split) of the Company (equal to 7% of the total number of Ordinary Shares sold in the IPO, including any shares issued upon exercise of the underwriters’ over-allotment option) (the “Representative Warrants”). These warrants have a term of five years, with an exercise price of $5.60 per share (equal to 140% of the Company’s IPO offering price of $4.00 per share). The Representative Warrants may be exercised on a cashless basis. The Representative’s Warrants are exercisable after the date of issuance, and are exercisable until expiration on the five year anniversary of the date of commencement of sales of the public offering. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own shares. As of September 30, 2024 and 2023, the Representative’s Warrants were not exercised. The weighted average remaining life of the Representative’s Warrants was 2.9 years as of September 30, 2024.

Private Placement

On October 26, 2022, the Company entered into certain subscription agreements (the “Subscription Agreements”) with four investors (the “Subscribers”). Pursuant to the Subscription Agreements and in reliance on Rule 902 of Regulation S (“Regulation S”) promulgated under the Securities Act of 1933, as amended, the Company agreed to sell and the Subscribers agreed to purchase an aggregate of 9,000,000 ordinary shares (pre-reverse split) of the Company at a price of $1.40 per share (the “Private Placement”). On November 3, 2022, the Company closed the Private Placement and issued and sold an aggregate of 9,000,000 ordinary shares (pre-reverse split) to the Subscribers at a price of $1.40 per share for the gross proceeds of $12.60 million; the Company received net proceeds of $11.77 million after deducting the placement agent’s fees and other related offering expenses. The management of the Company has sole and absolute discretion concerning the use of the proceeds from the Private Placement.

Acquisition of One Eighty Ltd

On July 10, 2023, the Company issued the first tranche of consideration shares, an aggregate of 8,755,000 ordinary shares (pre-reverse split), to the then shareholders of One Eighty Ltd in connection with the acquisition of 51% of the issued share capital in One Eighty Ltd.

On September 1, 2023, the Company issued the second tranche of consideration shares, an aggregate of 8,755,000 ordinary shares (pre-reverse split), to the then shareholders of One Eighty Ltd in connection with the acquisition of 51% of the issued share capital in One Eighty Ltd.

At-the-market offering

In October 2023, the Company sold a total of 119,984 ordinary shares (pre-reverse split) of the Company through at-the-market offerings for net proceeds of $119,388 after deducting the commission; however, the Company incurred offering costs of $296,809.

Shares issued for R&D expenses

The Company issued 12,000,000 (pre-reverse split) ordinary shares on November 13, 2023, at the share price of $0.679 per share for a total fair value of $8,148,000, for purchasing the 100% ownership of ProSeeds.

The Company issued 8,000,000 (pre-reverse split) ordinary shares on February 19, 2024, at the share price of $0.207 per share for a total fair value of $1,656,000, for purchasing the 100% ownership of Trade Router.

The Company issued 18,000,000 (pre-reverse split) ordinary shares on March 22, 2024, at the share price of $0.1790 per share for a total fair value of $3,222,000, for purchasing the 100% ownership of Carnegie Hill.

The Company issued 18,000,000 (pre-reverse split) ordinary shares on April 19, 2024, at the share price of $0.210 per share for a total fair value of $3,780,000, for purchasing the 100% ownership of Rainbow Worldwide.

ProSeeds, Trade Router, and Carnegie Hill have no operations but own a series of advanced multi-level marketing software, AIGC system, and Advanced Intelligent system. ProSeeds, Trade Router, and Carnegie Hill are not considered a business under ASC 805-10, because they do not have any process or system to create the output from the software systems they own. Accordingly, the Company accounts for the transactions as asset acquisitions in accordance with ASC 805-50. The Company will integrate these intangible assets into a comprehensive and advanced AI system along with other modules and software the Company is going to acquire or develop. Therefore, the Company expensed these intangible assets they acquired as R&D expenses as the feasibility stage of the comprehensive and advanced AI system has not been reached.

On May 3, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Bella Bambina Limited (“Bella Bambina”), as the seller, with respect to certain shopping rebate and loyalty software and related assets (the “Loyalty Engine Software”). Irace Technology acquired all of the rights, title, and interests in the Loyalty Engine Software. In consideration, on May 21, 2024, the Company issued to the four shareholders of Bella Bambina an aggregate of 21,500,000 (pre-reverse split) ordinary shares with a fair value of $3,655,000 at the share price of $0.17 per share.

On May 28, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Raetia Holdings Limited (“Raetia Holdings”), as the seller, with respect to certain virtual reality software and related assets (the “Virtual Reality Software”). Irace Technology acquired from Raetia Holdings all of the rights, title, and interests in the Virtual Reality Software. In consideration, on June 13, 2024, the Company issued to the four shareholders of Raetia Holdings an aggregate of 25,000,000 (pre-reverse split) ordinary shares with a fair value of $4,750,000 at the share price of $0.19 per share.

On June 14, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Bardi Equity Limited (“Bardi Equity”), as the seller, with respect to certain virtual space rebates mall module software and related assets (the “Virtual Space Software”). Irace Technology agreed to acquire from Bardi Equity all of the rights, title, and interests in the Virtual Space Software. In consideration, on July 2, 2024, the Company issued to the four shareholders of Bardi Equity an aggregate of 29,000,000 (pre-reverse split) ordinary shares with a fair value of $5,046,000 at the share price of $0.174 per share.

On July 2, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Consolidated ideals Limited (“Consolidated Ideals”), as the seller, with respect to certain virtual reality Events Module software and related assets (the “Virtual Reality Events Module Software”). Irace Technology acquired from Consolidated ideals all of the rights, title, and interests in the Virtual Reality Events Module Software. In consideration, on July 18, 2024, the Company issued to the shareholders of Consolidated ideals an aggregate of 32,500,000 ordinary shares with a fair value of $6,012,500 at the share price of $0.185 per share.

On July 18, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with First Premier Holdings Ltd (“First Premier”), as the seller, with respect to certain Virtual Reality Conference Platform software and related assets (the “Virtual Reality Software”). Irace Technology agreed to acquire from First Premier all of the rights, title, and interests in the Virtual Reality Software. In consideration, on August 5, 2024, the Company issued to the four shareholders of First Premier an aggregate of 37,000,000 ordinary shares with a fair value of $6,401,000 at the share price of $0.173 per share.

On July 18, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Camilla Consulting Ltd (“Camilla Consulting”), as the seller, with respect to certain Virtual Space Immersive Advertisement System Engine software and related assets (the “Virtual Space Immersive Software”). Irace Technology agreed to acquire from Camilla Consulting all of the rights, title, and interests in the Virtual Space Software. In consideration, on August 5, 2024, the Company issued to the shareholders of Camilla Consulting an aggregate of 32,500,000 ordinary shares with a fair value of $5,622,500 at the share price of $0.173 per share.

On August 7, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Global Clearing Solutions Limited (“Global Clearing”), as the seller, with respect to certain Virtual Interactive Enterprise Showroom System Engine software and related assets (the “Virtual Interactive Enterprise Showroom Software”). Irace Technology agreed to acquire from Global Clearing all of the rights, title, and interests in the Virtual Interactive Enterprise Showroom Software. In consideration, on August 22, 2024, the Company issued to the shareholders of Global Clearing an aggregate of 50,000,000 ordinary shares with a fair value of $7,500,000 at the share price of $0.15 per share.

On August 26, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with AMIS ET Coping Inc (“AMIS”), as the seller, with respect to certain Virtual Space Football System Engine software and related assets (the “Virtual Space Football Software”). Irace Technology agreed to acquire from AMIS all of the rights, title, and interests in the Virtual Space Football Software. In consideration, on September 10, 2024, the Company issued to the shareholders of AMIS an aggregate of 62,775,000 ordinary shares with a fair value of $10,734,525 at the share price of $0.171 per share.

On August 26, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with First Start Company Limited (“First Start”), as the seller, with respect to certain Virtual Immersive SkyPark software and related assets (the “Virtual Immersive SkyPark Software”). Irace Technology agreed to acquire from First Start all of the rights, title, and interests in the Virtual Immersive SkyPark Software. In consideration, on September 10, 2024, the Company issued to the shareholders of First Start an aggregate of 60,000,000 ordinary shares with a fair value of $10,260,000 at the share price of $0.171 per share.